Acquisition of Concepts and Solutions (Narrative) (Details) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Feb. 05, 2019	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Shares issued for acquisition		38,625	38,625
Shares issued for acquisition value		$ 92,700	$ 92,700		$ 567,835	$ 1,073,467
Notes payable						1,484,473
Accrued pre-acquistion withholding tax liabilities						584,473
Balance of note payables						1,073,467
Concepts and Solutions [Member]
Business Acquisition [Line Items]
Percentage of stock acquired under stock purchase agreement	100.00%
Shares issued for acquisition	1,350,000			1,350,000
Shares issued for acquisition value	$ 1,485,000					1,485,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000					584,473
Godwill and other intangible assets						$ 3,760,287